Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Accrued expenses and other payables.
Insurance premium received on behalf of insurance company	¥ 45,884	$ 7,238	¥ 43,305
Other tax payables	4,512	712	4,503
Accrued salaries, bonus and welfare expenses	59,022	9,310	54,891
Accrued consultancy and professional fees	19,364	3,055	14,210
Payable for property, plant and equipment	610	97	349
Other payables	19,267	3,039	19,190
Total accrued expenses and other payables	¥ 148,659	$ 23,451	¥ 136,448